The October 31, 2022 Form N-CEN for J.P. Morgan Exchange-Traded Fund Trust is being amended to update item C.7.n.i for JPMorgan Active Builders International Equity ETF, JPMorgan BetaBuilders Canada ETF, JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF, JPMorgan BetaBuilders Europe ETF, JPMorgan BetaBuilders International Equity ETF, JPMorgan BetaBuilders Japan ETF, JPMorgan BetaBuilders U.S. Equity ETF, JPMorgan BetaBuilders U.S. Mid Cap Equity ETF,
JPMorgan BetaBuilders U.S. Small Cap Equity ETF, JPMorgan Carbon Transition U.S. Equity ETF, JPMorgan Diversified Return Emerging Markets Equity ETF, JPMorgan Diversified Return International
Equity ETF, JPMorgan Diversified Return U.S. Equity ETF, JPMorgan Diversified Return U.S. Mid Cap Equity ETF, JPMorgan Diversified Return U.S. Small Cap Equity ETF, JPMorgan International Research Enhanced Equity ETF, JPMorgan Social Advancement ETF, JPMorgan Sustainable Consumption ETF, JPMorgan Sustainable Infrastructure ETF, JPMorgan U.S. Momentum Factor ETF, JPMorgan U.S.
Quality Factor ETF and JPMorgan U.S. Value Factor ETF; and item
C.17 for all funds covered in this filing. There are no other changes to its prior filing.